Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information (Unaudited)
Quarterly Financial Results
	2012 Calendar Quarter
	First	Second	Third	Fourth[2]	Annual
Total Operating Revenues	$31,822	$31,575	$31,459	$32,578	$127,434
Operating Income (Loss)	6,101	6,817	6,037	(5,958)	12,997
Net Income (Loss)	3,652	3,965	3,701	(3,779)	7,539
Net Income (Loss) Attributable to AT&T	3,584	3,902	3,635	(3,857)	7,264
Basic Earnings (Loss) Per Share Attributable
to AT&T1	$0.60	$0.67	$0.63	$(0.68)	$1.25
Diluted Earnings (Loss) Per Share Attributable
to AT&T1	$0.60	$0.66	$0.63	$(0.68)	$1.25
Stock Price
High	$31.97	$36.00	$38.58	$38.43
Low	29.02	29.95	34.24	32.71
Close	31.23	35.66	37.70	33.71
[1]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.
[2]	Includes an actuarial loss on pension and postretirement benefit plans (Note 11).

	2011 Calendar Quarter
	First	Second	Third	Fourth[2]	Annual
Total Operating Revenues	$31,247	$31,495	$31,478	$32,503	$126,723
Operating Income (Loss)	5,808	6,165	6,235	(8,990)	9,218
Net Income (Loss)	3,468	3,658	3,686	(6,628)	4,184
Net Income (Loss) Attributable to AT&T	3,408	3,591	3,623	(6,678)	3,944
Basic Earnings (Loss) Per Share Attributable
to AT&T1	$0.57	$0.60	$0.61	$(1.12)	$0.66
Diluted Earnings (Loss) Per Share Attributable
to AT&T1	$0.57	$0.60	$0.61	$(1.12)	$0.66
Stock Price
High	$30.97	$31.94	$31.78	$30.30
Low	27.20	29.91	27.29	27.41
Close	30.61	31.41	28.52	30.24
[1]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.
[2]	Includes an actuarial loss on pension and postretirement benefit plans (Note 11), T-Mobile breakup fee (Note 4) and impairment of intangible assets (Note 6).